PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS AND OTHER RECEIVABLES
Summary of prepayments and other receivables

	As of
	June 30, 2025	December 31, 2024
Receivable from collaboration agreement	$705	$—
Interest receivable	28	1,042
Prepayments:
– Prepayments to CRO vendors	—	998
– Prepayments for employee incentives	457	641
– Prepayments for insurance and other services	785	484
Other receivables	51	130
Total prepayments and other receivables	$2,026	$3,295